Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,326,000
Previously Paid Amount	0.00
Total Fee Amount	1,840.32
Total Offset Amount	0.00
Net Fee	1,840.32
Narrative - Max Aggregate Offering Price	$ 13,326,000
Final Prospectus	true